Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	Dec. 31, 2020	Oct. 20, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Stockholders Equity [Abstract]
Stock dividend, percentage	2.00%	2.00%	2.00%	2.00%